Contractual Assets with Customers - Exclusive Rights - Summary of Contractual Assets with Customers Exclusive Rights Balance and Changes (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 02, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contract assets [line items]
Initial balance	R$ 1,392,895	R$ 1,502,360	R$ 1,438,084
Additions	514,291	390,177	529,732
Amortization	(463,490)	(371,825)	(463,049)
Transfer	(5,612)	(2,235)	(2,407)
Final balance	1,438,084	1,518,477	1,502,360
Current	448,316	484,473	456,213
Non-current	989,768	1,034,004	1,046,147
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of contract assets [line items]
Initial balance	R$ 1,392,895	R$ 1,502,360	1,438,084
Final balance			R$ 1,502,360